Net Loss Per Share - Basic and Diluted Computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributed to WeWork Inc.	$ (2,034,000)	$ (4,439,000)	$ (3,129,000)
Less: Fair value of contingently issuable shares related to warrants issued to principal shareholder as an inducement	0	(406,000)	0
Net loss attributable to Class A and Class B Common Stockholders, basic	(2,034,000)	(4,845,000)	(3,129,000)
Net loss attributable to Class A and Class B Common Stockholders, diluted	$ (2,034,000)	$ (4,845,000)	$ (3,129,000)
Denominator:
Weighted-average shares - Basic (in shares)	761,845,605	263,584,930	140,680,131
Weighted-average shares - Diluted (in shares)	761,845,605	263,584,930	140,680,131
Net loss per share attributable to Class A and Class B Common Stockholders:
Basic (in usd per share)	$ (2.67)	$ (18.38)	$ (22.24)
Diluted (in usd per share)	$ (2.67)	$ (18.38)	$ (22.24)